Share based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Share-Based Payment Arrangements [Abstract]
Information about share-based compensation charges

	2017	2016	2015
	$M	$M	$M
I.P.O. related share based compensation charges	—	—	0.1
Other share based compensation charges	2.2	1.4	1.3
Restructuring share based compensation charges	0.9	—	—
	3.1	1.4	1.4

Disclosure of number and weighted average exercise prices of share options
The movement in the number of shares held by the Trustees of the ESOP and the number of share options held over those shares are shown below:

	Number of shares held by ESOP Trustees
	£0.0001 deferred shares	£0.50 ordinary shares
At January 1, 2017	15,977,968,688	55,816
Shares utilized during the year	—	(34,594)
Shares transferred into ESOP during the year	—	83,487
At December 31, 2017	15,977,968,688	104,709
The following table illustrates the number of, and movements in, share options during the year, with each option relating to 1 ordinary share:

	2017	2017	2016	2016
	Number	Weighted average exercise price	Number	Weighted average exercise price
At January 1	963,789	$8.51	1,144,534	$7.26
Granted during the year	386,614	$0.65	107,660	$0.67
Exercised during the year	(172,501)	$(5.03)	(132,599)	$(0.67)
Accrued dividend awards	12,258	$0.65	12,572	$0.67
Lapsed during the year	(7,845)	$(0.65)	(168,378)	$(0.67)
At December 31	1,182,315	$6.42	963,789	$8.51

Disclosure of assumptions used in deriving fair value of share options
The following table illustrates the assumptions used in deriving the fair value of share options during the year:

	2017	2016
Dividend yield (%)	4.00	4.00
Expected volatility range (%)	26.81 - 35.81	29.73 – 38.73
Risk-free interest rate (%)	1.00 - 2.01	0.36 – 1.05
Expected life of share options range (years)	0.50 - 7.36	1 - 3.5
Weighted average exercise price ($)	$0.65	$0.67
Model used	Black-Scholes	Black-Scholes